Nature of Business and Organization - Schedule of Subsidiaries Provides Management Consulting Services (Details)	12 Months Ended
Dec. 31, 2025
Starchain Investment Trading Limited (“Starchain”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Hong Kong company ● Incorporated on June 12, 2017 ● Management Consulting Services
Ownership	100.00%
Shine Prosperity Holding Limited (“Shine Prosperity”) (formerly known as BRY Holdings Limited) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on November 13, 2020
Ownership	100.00%
Hang Feng International Asset Management Limited (“HF IAM”) (formerly known as BRY Investments Limited and Gret Prosperity Investment Management Limited) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Hong Kong company ● Incorporated on April 1, 2019 ● Asset Management
Ownership	100.00%
Hang Feng Capital Management Limited (“HF CM”) (formerly known as Infinite Winner Limited) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A British Virgin Islands company ● Incorporated on November 30, 2024 ● Fund Management
Ownership	100.00%
Hang Feng Fund SPC (“HF Fund SPC”) [Member]
Schedule of Subsidiaries Provides Management Consulting Services [Line Items]
Background	● A Cayman Islands company ● Incorporated on July 25, 2024
Ownership	100.00%